Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
CIK	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2022
Prospectus Date	rr_ProspectusDate	Dec. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs Equal Weight US Large Cap Equity ETF | Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSEW
Goldman Sachs Hedge Industry VIP ETF | Goldman Sachs Hedge Industry VIP ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVIP
Goldman Sachs Innovate Equity ETF | Goldman Sachs Innovate Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GINN
Goldman Sachs JUST US Large Cap Equity ETF | Goldman Sachs JUST U.S. Large Cap Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUST